Intangible Assets, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	¥ 4,540,289		¥ 3,768,010	¥ 4,166,574
Loss from disposal of intangible assets	¥ 10,500,476	$ 1,522,426